Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Commitments
Schedule of expected future minimum lease payments

Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	7,586
1 - 3 years	151
4 - 5 years	37
More than 5 years	-
7,774